Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 24,254	$ 1,129,935	$ 400,703
Accounts receivable	6,160	6,935
Prepaid and other current assets	16,192	6,820
Total current assets	46,606	1,143,690	400,703
Noncurrent assets:
Software, net			1,077,475
Total noncurrent assets			1,077,475
Total assets	46,606	1,143,690	1,478,178
Current liabilities:
Accounts payable	583,152	522,917	377,883
Deferred revenue	16,000
Total current liabilities	1,864,831	1,025,919	1,042,308
Total liabilities	1,864,831	1,025,919	1,042,308
Commitments and contingencies
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, $0.001 par value, 500,000,000 shares authorized, 37,790,943 and 32,995,460 shares issued and outstanding, respectively	33,965	32,996	24,984
Additional paid in capital	34,998,705	33,992,707	24,156,001
Accumulated deficit	(36,851,759)	(33,908,796)	(27,761,733)
Total stockholders’ equity (deficit)	(1,818,225)	117,771	(3,580,746)
Total liabilities and stockholders’ equity (deficit)	46,606	1,143,690	1,478,178
Series B-1 Convertible Preferred Stock [Member]
Mezzanine equity:
Series B-1 convertible preferred stock, $0.70798 redemption value, 8,619,420 shares authorized, 0 and 5,673,346 shares issued and outstanding, respectively			4,016,616
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	862	862
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	2	2	2
Related Party [Member]
Current liabilities:
Accrued expenses, related party	471,658	281,012	442,435
Note payable, related party	$ 221,990	221,990
Convertible note payable, related party			$ 221,990